Discontinued Operations - Balance Sheet Disclosures (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total current assets of discontinued operations	$ 1,478	$ 1,044
Total non-current assets of discontinued operations	10,347	10,424
Total current liabilities of discontinued operations	774	812
Park and HGV spin-offs [Member] | Discontinued operations, disposed of by means other than sale, spinoff [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	341	76
Restricted cash and cash equivalents	160	147
Accounts receivable, net of allowance for doubtful accounts	250	212
Prepaid expenses	48	35
Inventories	527	430
Current portion of financing receivables, net	136	128
Other	16	16
Total current assets of discontinued operations	1,478	1,044
Variable interest entity current assets of discontinued operations	92	79
Goodwill	604	607
Management and franchise contracts, net	56	60
Other intangible assets, net	60	63
Property and equipment, net	8,589	8,708
Deferred income tax assets	35	19
Financing receivables, net	895	848
Investments in affiliates	81	99
Other	27	20
Total non-current assets of discontinued operations	10,347	10,424
Variable interest entity non-current assets of discontinued operations	405	326
Total assets of discontinued operations	11,825	11,468
Accounts payable, accrued expenses and other	632	587
Current maturities of long-term debt	65	109
Current maturities of timeshare debt	73	110
Income taxes payable	4	6
Total current liabilities of discontinued operations	774	812
Variable interest entity current liabilities of discontinued operations	81	113
Long-term debt	3,437	3,948
Timeshare debt	621	392
Deferred revenues	22	32
Deferred income tax liabilities	2,797	2,755
Other	17	17
Total liabilities of discontinued operations	7,668	7,956
Variable interest entity liabilities of discontinued operations	$ 506	$ 369